Document And Entity Information	Jun. 12, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 12, 2025
Entity Registrant Name	P10, Inc.
Entity Central Index Key	0001841968
Entity Emerging Growth Company	true
Entity File Number	001-40937
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	87-2908160
Entity Address, Address Line One	2699 Howell Street
Entity Address, Address Line Two	Suite 1000
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75204
City Area Code	214
Local Phone Number	865-7998
Entity Information, Former Legal or Registered Name	4514 Cole Avenue, Suite 500 Dallas, Texas 75205
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Class A Common Stock, $0.001 par value per share
Trading Symbol	PX
Security Exchange Name	NYSE